Exchangeable Securities (Details) - CAD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Oct. 30, 2020	May 25, 2019	May 22, 2019	May 01, 2019	Dec. 31, 2020	Dec. 31, 2018	Oct. 22, 2020	Dec. 31, 2019	Jul. 20, 2018
Disclosure of detailed information about borrowings [line items]
Minimum proceeds for each redemption of exchangeable securities						$ 100
Interest rate							4.07%		4.509%
Investment Agreement | Discount rates
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities					1.00%
Investment Agreement | Brookfield Renewable Partners
Disclosure of detailed information about borrowings [line items]
Proceeds on sale of an organizational unit		$ 750	$ 750
Other cash receipts from sales of equity or debt instruments of other entities, classified as investing activities	$ 400			$ 350
Investment Agreement | Brookfield Renewable Partners | Minimum ownership interest threshold to increase ownership interest to 49%
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interests held by non-controlling interests					8.50%
Investment Agreement | Brookfield Renewable Partners | Hydro | Ownership interest, less than, threshold which triggers one time option to increase ownership interest
Disclosure of detailed information about borrowings [line items]
Equity participation percentage					49.00%
Investment Agreement | Brookfield Renewable Partners | Hydro | Top up option for ownership interest percentage, 20 day VWAP is not less than $14 per share
Disclosure of detailed information about borrowings [line items]
Additional proportion of ownership interests held by non-controlling interests allowed to be acquired					10.00%
Investment Agreement | Brookfield Renewable Partners | Hydro | Top Up Option For Ownership Interest Percentage, 20 day VWAP is not less than $17 per share
Disclosure of detailed information about borrowings [line items]
Equity participation percentage					49.00%
Investment Agreement | Brookfield Renewable Partners | Hydro | Ownership interest threshold if exceeded requires redemption price in cash
Disclosure of detailed information about borrowings [line items]
Equity participation percentage					49.00%
Investment Agreement | Brookfield Renewable Partners | Hydro | Minimum | Top up option for ownership interest percentage, 20 day VWAP is not less than $14 per share
Disclosure of detailed information about borrowings [line items]
Weighted average share price					$ 14
Investment Agreement | Brookfield Renewable Partners | Hydro | Maximum
Disclosure of detailed information about borrowings [line items]
Equity participation percentage					49.00%
Investment Agreement | Brookfield Renewable Partners | Hydro | Maximum | Top Up Option For Ownership Interest Percentage, 20 day VWAP is not less than $17 per share
Disclosure of detailed information about borrowings [line items]
Weighted average share price					$ 17
7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of detailed information about borrowings [line items]
Interest rate				7.00%	7.00%			7.00%